Consolidated Balance Sheets $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
CURRENT ASSETS
Cash and cash equivalents (Notes 4 and 6)	$ 28,908,901	$ 50,573,211
Prepayments	183,599	71,946
Total current assets	29,092,500	50,645,157
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss (Notes 4, 7 and 15)	60,004
Financial assets at fair value through other comprehensive income (Notes 4, 8 and 15)	187,244
Property, plant and equipment (Notes 4 and 9)	288,418	443,566
Intangible assets (Notes 4, 5, 10 and 15)	23,080,592	84,052
Refundable deposits	172,080	160,947
Total non-current assets	23,788,338	688,565
TOTAL ASSETS	52,880,838	51,333,722
CURRENT LIABILITIES
Trade payables	5,315,737	3,898,291
Other payables (Notes 11 and 19)	2,682,661	2,080,544
Total current liabilities	7,998,398	5,978,835
NON-CURRENT LIABILITIES
Long-term borrowings (Note 12)	13,974,794	9,679,451
Other non-current liabilities (Note 19)	289,613	162,000
Total non-current liabilities	14,264,407	9,841,451
Total liabilities	22,262,805	15,820,286
EQUITY (Note 14)
Ordinary shares	51,627,219	41,514,016
Capital surplus	111,459,672	84,282,681
Accumulated deficits	(132,468,858)	(90,283,261)
Total equity	30,618,033	35,513,436
TOTAL LIABILITIES AND EQUITY	$ 52,880,838	$ 51,333,722